Stock-based Compensation Plans - Total Estimated Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Effect on net income	$ 11,017	$ 6,313	$ 4,909
Cost of Sales [Member]
Effect on net income	732	319	220
Selling and Marketing Expense [Member]
Effect on net income	3,060	896	706
Research and Development Expense [Member]
Effect on net income	1,419	404	281
General and Administrative Expense [Member]
Effect on net income	$ 5,806	$ 4,694	$ 3,702